Property, Plant and Equipment - Lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities
Current portion (classified under other current liabilities)	$ 4,218	$ 4,602
Non-current portion (classified under other non-current liabilities)	7,457	11,258
Total lease liabilities	$ 11,675	$ 15,860